Segment Information - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Operating profit	$ 523	$ 488	$ 780	$ 720
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	481	453	700	631
Industrial Activities [Member] | Operating Segments [Member] | Agricultural Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	303	301	462	391
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	17	17	(5)	31
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	91	100	119	138
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	98	66	172	119
Industrial Activities [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	(28)	(31)	(48)	(48)
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	125	119	245	249
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Operating profit	$ (83)	$ (84)	$ (165)	$ (160)